Line of Credit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit (Details) [Line Items]
Line of credit outstanding	$ 305,427	$ 285,474	$ 209,143
Line of Credit [Member]
Line of Credit (Details) [Line Items]
Line of credit maximum borrowing amount	$ 400,000
Line of Credit [Member] | Minimum [Member]
Line of Credit (Details) [Line Items]
Interest rate on line of credit	5.50%
Line of Credit [Member] | Maximum [Member]
Line of Credit (Details) [Line Items]
Interest rate on line of credit	11.50%